TRADE AND OTHER PAYABLES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Payables
Trade, current	$ 1,922,000	$ 6,304,000
Lease liabilities, current	126,000	259,000
Trade and other payables	2,048,000	6,563,000
Trade, noncurrent	804,000	0
Lease liabilities, noncurrent	561,000	657,000
Total, noncurrent	$ 1,365,000	$ 657,000